AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks - 74.1%
Communication Services - 18.4%
Alphabet, Inc., Class C	210,000	$32,808,300
Bolloré SE (France)	44,500,000	260,698,758
Fox Corp., Class B	1,790,000	94,350,900
News Corp., Class A	1,630,000	44,368,600
The Walt Disney Co.	260,000	25,662,000
Warner Bros Discovery, Inc.*	1,900,000	20,387,000

Total Communication Services		478,275,558
Consumer Discretionary - 5.1%
eBay, Inc.	550,000	37,251,500
Hyundai Home Shopping Network Corp. (South Korea)*	439,418	14,741,385
Hyundai Mobis Co., Ltd. (South Korea)	450,000	80,079,586

Total Consumer Discretionary		132,072,471
Consumer Staples - 14.7%
The Coca-Cola Co.	400,000	28,648,000
Ingredion, Inc.	340,000	45,971,400
Kenvue, Inc.	1,900,000	45,562,000
KT&G Corp. (South Korea)	1,100,000	75,659,905
PepsiCo, Inc.	470,000	70,471,800
The Procter & Gamble Co.	450,000	76,689,000
Tyson Foods, Inc., Class A	590,000	37,647,900

Total Consumer Staples		380,650,005
Energy - 12.1%
Canadian Natural Resources, Ltd. (Canada)	7,700,000	237,160,000
ConocoPhillips	250,000	26,255,001
Diamondback Energy, Inc.	160,000	25,580,800
EOG Resources, Inc.	200,000	25,648,000

Total Energy		314,643,801
Financials - 2.9%
The Charles Schwab Corp.	960,000	75,148,800
Health Care - 1.9%
Johnson & Johnson	300,000	49,752,000
Industrials - 10.3%
Brenntag SE (Germany)	600,000	38,890,557
L3Harris Technologies, Inc.	115,000	24,070,650
Lockheed Martin Corp.	53,000	23,675,630
Northrop Grumman Corp.	45,000	23,040,450
Samsung C&T Corp. (South Korea)	460,000	36,742,761
U-Haul Holding Co., Non-Voting Shares	1,640,000	97,055,200
Yuasa Trading Co., Ltd. (Japan)	800,000	24,322,017

Total Industrials		267,797,265
	Shares	Value
Information Technology - 6.0%
Cognizant Technology Solutions Corp., Class A	640,000	$48,960,000
Microsoft Corp.	280,000	105,109,200

Total Information Technology		154,069,200
Materials - 2.7%
Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	14,851,458
Olin Corp.	995,000	24,118,800
Reliance, Inc.	110,000	31,762,500

Total Materials		70,732,758

Total Common Stocks (Cost $1,285,329,260)		1,923,141,858

	Principal Amount
Corporate Bonds and Notes - 0.9%
Industrials - 0.9%
GrafTech Finance, Inc.
4.625%, 12/23/29[1]	$17,800,000	12,215,250
GrafTech Global Enterprises, Inc.
9.875%, 12/23/29[1]	15,200,000	11,932,000

Total Industrials		24,147,250

Total Corporate Bonds and Notes (Cost $29,603,100)		24,147,250

	Shares
Preferred Stocks - 15.8%
Consumer Discretionary - 4.1%
Hyundai Motor Co., 8.390% (South Korea)	428,620	43,482,334
Hyundai Motor Co., 8.430% (South Korea)	640,000	64,467,797

Total Consumer Discretionary		107,950,131
Consumer Staples - 0.6%
Amorepacific Corp., 3.110% (South Korea)	250,000	5,671,760
LG Household & Health Care Co., Ltd., 2.970% (South Korea)	118,000	9,774,631

Total Consumer Staples		15,446,391
Information Technology - 11.1%
Samsung Electronics Co., Ltd., 2.390% (South Korea)	8,900,000	288,069,696

Total Preferred Stocks (Cost $337,859,226)		411,466,218

	Principal Amount
Short-Term Investments - 8.6%
U.S. Government Obligations - 4.7%
U.S. Treasury Bills, 3.935%, 10/02/25[2]	$35,000,000	34,271,743
U.S. Treasury Bills, 4.014%, 03/19/26[2]	26,000,000	25,016,795
U.S. Treasury Bills, 4.158%, 01/22/26[2]	29,000,000	28,066,073

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
U.S. Government Obligations - 4.7% (continued)
U.S. Treasury Bills, 5.024%, 06/12/25[2]	$36,000,000	$35,698,320

Total U.S. Government Obligations		123,052,931
Repurchase Agreements - 2.0%
Fixed Income Clearing Corp., dated 03/31/25, due 04/01/25, 4.100% total to be received $50,995,807 (collateralized by a U.S. Treasury Note, 4.125%, 11/30/29, totaling $52,009,898)	50,990,000	50,990,000

	Shares
Other Investment Companies - 1.9%
JPMorgan U.S. Government Money Market Fund, IM Shares, 4.31%[3]	49,163,524	49,163,524

Total Short-Term Investments (Cost $223,200,015)		223,206,455
Value

Total Investments - 99.4% (Cost $1,875,991,601)	$2,581,961,781
Derivatives - (0.0)%#,4	(10,000)
Other Assets, less Liabilities - 0.6%	14,488,215
Net Assets - 100.0%	$2,596,439,996

*	Non-income producing security.
#	Less than (0.05)%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $24,147,250 or 0.9% of net assets.
[2]	Represents yield to maturity at March 31, 2025.
[3]	Yield shown represents the March 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[4]	Includes Exchange Traded Written Options. Please refer to the Open Exchange Traded Written Options table for the details.
Open Exchange Traded Written Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
Warner Bros Discovery, Inc. (Call)	$13.00	04/17/25	10,000	$10,730,000	$1,148,768	$(10,000)

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$217,576,800	$260,698,758	—	$478,275,558
Consumer Staples	304,990,100	75,659,905	—	380,650,005
Energy	314,643,801	—	—	314,643,801
Industrials	167,841,930	99,955,335	—	267,797,265
Information Technology	154,069,200	—	—	154,069,200
Consumer Discretionary	37,251,500	94,820,971	—	132,072,471
Financials	75,148,800	—	—	75,148,800
Materials	55,881,300	14,851,458	—	70,732,758
Health Care	49,752,000	—	—	49,752,000
Corporate Bonds and Notes†	—	24,147,250	—	24,147,250
Preferred Stocks†	—	411,466,218	—	411,466,218
Short-Term Investments
U.S. Government Obligations	—	123,052,931	—	123,052,931
Repurchase Agreements	—	50,990,000	—	50,990,000
Other Investment Companies	49,163,524	—	—	49,163,524
Total Investments in Securities	$1,426,318,955	$1,155,642,826	—	$2,581,961,781
Financial Derivative Instruments - Liabilities
Equity Written Options	$(10,000)	—	—	$(10,000)
Total Financial Derivative Instruments	$(10,000)	—	—	$(10,000)

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2025, was as follows:
Country	% of Long-Term Investments
Canada	10.1
France	11.0
Germany	1.6
Japan	1.7
South Korea	26.2
United States	49.4
100.0

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.